Revenue from contracts with customers - Significant estimates and judgments - adidas contract revenue recognition (Details) - adidas £ in Millions	Aug. 01, 2015 GBP (£) item
Information about adidas agreement
Term of agreement (in years)	10 years
Minimum guarantee payable	£ 750
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas | item	2
Maximum increase in guarantee payable per year	£ 4
Maximum possible percentage of reduction in guarantee per year	30.00%